Taxation (Details) - Schedule of Net Operating Loss Carryforwards - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Net Operating Loss Carryforwards [Abstract]
2023	$ 35,848	$ 676
2024		2,303
2025		5,534
2026		5,757
2027		17,996
Total		$ 32,266